Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 39,625	$ 51,774
Holdbacks	372	380
Accrued trade receivables	33,207	12,266
Contract receivables, included in accounts receivable	73,204	64,420
Other receivables	10,607	4,367
Total accounts receivable	83,811	68,787
Contract assets	15,802	9,759	$ 7,008
Total	$ 99,613	$ 78,546